Intangible Assets (Tables)	12 Months Ended
Jul. 31, 2022
Changes in intangible assets other than goodwill [abstract]
Schedule of intangible assets
Cost	Cultivating and processing license	Brands	Software	Domain names	Patents/ Know-how	Total
	$	$	$	$	$	$
At July 31, 2020	116,433	8,440	3,710	585	1,933	131,101
Additions	-	-	1,546	-	790	2,336
Business acquisition	28,914	5,400	-	-	-	34,314
Disposals	-	-	(872)	-	-	(872)
At July 31, 2021	145,347	13,840	4,384	585	2,723	166,879
Additions	-	-	6,494	-	590	7,084
Business acquisitions	73,079	97,200	1,221	-	27,337	198,837
Loss of control	(28,914)	(5,400)	-	-	-	(34,314)
At July 31, 2022	189,512	105,640	12,099	585	30,650	338,486

Accumulated amortization and impairments
At July 31, 2020	110,957	2,000	1,966	125	45	115,093
Amortization	765	170	922	59	134	2,050
Disposals	-	-	(872)	-	-	(872)
At July 31, 2021	111,722	2,170	2,016	184	179	116,271
Amortization	6,561	7,862	3,527	59	3,338	21,347
Impairment	72,950	56,450	-	-	11,439	140,839
Loss of control	(28,914)	(5,400)	-	-	-	(34,314)
At July 31, 2022	162,319	61,082	5,543	243	14,956	244,143

Net book value
At July 31, 2020	5,476	6,440	1,744	460	1,888	16,008
At July 31, 2021	33,625	11,670	2,368	401	2,544	50,608
At July 31, 2022	27,193	44,558	6,556	342	15,694	94,343